Revenue (Deferred commission cost assets) (Details) $ in Millions, $ in Millions	3 Months Ended
	Feb. 29, 2020 CAD ($)	Feb. 29, 2020 CAD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Ending balance	$ 61
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Balance	61	$ 61	$ 59
Costs to obtain contracts with customers [member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Additions to deferred commission cost assets	52
Amortization recognized on deferred commission cost assets	40
Ending balance	106
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Current		61	59
Long-term		45	35
Balance	$ 106	$ 106	$ 94	$ 94